MERGER TRANSACTON	12 Months Ended
Sep. 30, 2024
MERGER TRANSACTON
MERGER TRANSACTON

NOTE 4 – MERGER TRANSACTON

On September 9, 2024, the Company entered into a Merger Agreement with TAG. Pursuant to the Merger Agreement, at the closing of the transaction, TAG was acquired as a wholly owned subsidiary. The transaction closed on September 17, 2024. Since that date, TAG’s operating results have been included in the Company’s consolidated results and all assets and liabilities have been included in the Company’s consolidated balance sheet.

Under the Merger Agreement, the TAG shareholders received 32,740,942 shares of the Company’s Common Stock and 10,000,000 shares of Series A Preferred Stock in exchange for assigning their LLC membership interests in TAG to the Company. As a result of the Merger, the Company is the sole member of TAG and TAG shareholders are the majority shareholders of the Company. Although shares were agreed to be exchanged as outlined, completion of all share exchanges was not fully completed until December 2024.

The following reflects the TAG assets and liabilities at the transaction date:

2024
Current assets	$9,815,248
Fixed assets	141,806
Intangible assets	1,603,430
Crypto assets	2,700,000
Other non-current assets	14,746,000
Total assets	$29,006,484

Current liabilities	$6,198,427
Notes payable	14,581
Total liabilities	6,213,008
Non-controlling interests	(6,647,080)
Net equity	$28,572,412

The following depicts the proforma results for the Company for the year-ended September 30, 2024 as if the TAG transaction took place effective October 1, 2023:

2024
Revenues	$9,558,549
Cost of sales	7,268,894
Gross margin	2,289,655
Operating expenses	668,133
Net operating income	$1,621,521

Given the Company’s very limited operating activities prior to the September 17, 2024 TAG transaction, there were no pro forma adjustments deemed necessary.